INVESTMENTS - Summarized Balance Sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Kibali [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 92	$ 1,116
Other current assets	194	255
Current assets	286	1,371
Non-current assets	3,905	3,959
Assets	4,191	5,330
Current financial liabilities (excluding trade, other payables & provisions)	13	14
Other current liabilities	126	141
Current liabilities	139	155
Non-current financial liabilities (excluding trade, other payables & provisions)	51	42
Other non-current liabilities	785	706
Non-current liabilities	836	748
Total liabilities	975	903
Total equity	3,216	4,427
Net assets (net of non-controlling interests)	$ 3,095	4,312
Proportion of interest held by joint operations operator	90.00%
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 77	85
Other current assets	151	178
Current assets	228	263
Non-current assets	405	419
Assets	633	682
Current financial liabilities (excluding trade, other payables & provisions)	9	13
Other current liabilities	95	136
Current liabilities	104	149
Non-current financial liabilities (excluding trade, other payables & provisions)	4	0
Other non-current liabilities	6	14
Non-current liabilities	10	14
Total liabilities	114	163
Total equity	519	519
Net assets (net of non-controlling interests)	519	519
Zaldivar [Member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	72	171
Other current assets	559	493
Current assets	631	664
Non-current assets	2,013	2,031
Assets	2,644	2,695
Current financial liabilities (excluding trade, other payables & provisions)	90	84
Other current liabilities	125	142
Current liabilities	215	226
Non-current financial liabilities (excluding trade, other payables & provisions)	87	134
Other non-current liabilities	542	529
Non-current liabilities	629	663
Total liabilities	844	889
Total equity	1,800	1,806
Net assets (net of non-controlling interests)	1,800	1,806
Current inventories	$ 443	$ 384